Commitments and Contingent Liabilities (Details)			1 Months Ended	12 Months Ended
	Jan. 03, 2022 USD ($)	Jan. 03, 2022 ILS (₪)	Jan. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty commitments, description				Under the Company’s research and development agreements with the Office of the Chief Scientist (“OCS”) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.
Outstanding contingent obligation to pay royalties				$ 3,603,000
Subsequent Event [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Consideration for the Machine	$ 241,000,000	₪ 750,694
Consideration for Claimed damages	160,000,000
Management recorded a provision amount	$ 241,000,000
Employee benefits			$ 361,000